Auditors’ remuneration - Schedule of Fees Payable to Auditors by Outside Entities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 19.0	£ 18.5	£ 17.8
Audits of Group pension schemes
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by Outside Entities [Line Items]
Auditors' remuneration	£ 0.5	£ 0.4	£ 0.4